SUBSEQUENT EVENTS (Details) - Subsequent Events ¥ in Thousands	1 Months Ended
Mar. 31, 2025 CNY (¥)
Purchaser
SUBSEQUENT EVENT
Percentage of equity interest	30.00%
Percentage of equity interest acquired by institutional investors	70.00%
Percentage of equity interest acquired	30.00%
Data center project companies | Disposal Group, Disposed of by Sale, Not Discontinued Operations
SUBSEQUENT EVENT
Percentage of Equity Interest Sold	100.00%
Disposal Group, Including Discontinued Operation, Consideration	¥ 2,980,100